Summary of Significant Accounting Policies - Net Income per Common Share (Details) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		11 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ (845)	$ 949,937	$ 2,195,508	$ 4,308,152	$ 4,307,307	$ 3,145,445		$ 5,135,790
Non-redeemable Class A and Class B Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ (845)					$ 507,816
Earnings Per Share, Basic		$ 0.06		$ 0.45		$ 0.21	$ 0.6
Earnings Per Share, Diluted		$ 0.06		$ 0.45		$ 0.21	$ 0.6
Redeemable Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Temporary Equity, Net Income		$ 730,219		$ 2,877,910		$ 2,417,911	$ 2,458,686
Net income								$ 3,671,658
Weighted Average Number of Shares Outstanding, Basic	0	11,500,000		6,445,055		11,500,000	4,101,399	8,264,526
Weighted Average Number of Shares Outstanding, Diluted		11,500,000		6,445,055		11,500,000	4,101,399	8,264,526
Earnings Per Share, Basic		$ 0.06		$ 0.45		$ 0.21	$ 0.6	$ 0.44
Earnings Per Share, Diluted		$ 0.06		$ 0.45		$ 0.21	$ 0.6	$ 0.44
Non Redeemable Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income		$ 219,718		$ 1,430,241		$ 727,534	$ 1,848,621	$ 1,464,132
Weighted Average Number of Shares Outstanding, Basic	2,875,000			3,203,011		3,460,275	3,083,734	3,295,610
Weighted Average Number of Shares Outstanding, Diluted	2,875,000	3,460,275		3,203,011		3,460,275	3,083,734	3,295,610
Earnings Per Share, Basic	$ 0.00					$ 0.15		$ 0.44
Earnings Per Share, Diluted						$ 0.15		$ 0.44